Document and Entity Information	Jun. 18, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2020
Entity Registrant Name	Lattice Strategies Trust
Entity Central Index Key	0001605803
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 18, 2020
Document Effective Date	Jun. 18, 2020
Prospectus Date	Jan. 28, 2020
Hartford Multifactor Low Volatility US Equity ETF | Hartford Multifactor Low Volatility US Equity ETF
Prospectus:
Trading Symbol	LVUS
Hartford Multifactor REIT ETF | Hartford Multifactor REIT ETF
Prospectus:
Trading Symbol	RORE